                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

     1221 Avenue of the Americas, New York, New York               10020
         (Address of principal executive offices)                (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Institutional Money Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2006

MARKET CONDITIONS

During the 12-month period ended June 30, 2006, the Federal Open Market Committee (the "Fed") continued the pattern of raising short-term rates it began in June of 2004. Through 17 steps of 25 basis points each, including eight during the 12 months covered by this report, the Fed increased its target rate for federal funds from 1.00 percent to 5.25 percent, a five-year high.

Short-term rates rose alongside the federal funds rate, providing increased return opportunities for investors in money market funds.

PERFORMANCE ANALYSIS

As of June 30, 2006, Active Assets Institutional Money Trust had net assets of approximately $1.1 billion and an average portfolio maturity of 39 days. For the 12-month period ended June 30, 2006, the Fund provided a total return of 4.20 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 5.18 percent and a current yield of 5.05 percent, while its 30-day moving average yield for June was 4.95 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Over the course of the 12-month period, our strategy in managing the portfolio remained consistent with the Fund's long-term focus on seeking high current income, preservation of capital and liquidity. We maintained a short weighted average maturity (a measure of interest rate sensitivity) as interest rates continued to rise. At the same time, we targeted maturities around upcoming Fed meetings in order to capitalize on possible further interest rate increases. We avoided the use of derivatives that might fluctuate excessively with changing interest rates.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Commercial Paper          49.6%
Floating Rate Notes       28.8
Repurchase Agreements     14.8
Certificates of Deposit    6.8

MATURITY SCHEDULE

1 - 30 Days               58.1%
31 - 60 Days              16.9
61 - 90 Days              14.5
91 - 120 Days              1.3
121 + Days                 9.2

DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                          BEGINNING         ENDING       EXPENSES PAID
                                        ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                        -------------   -------------   ---------------
                                                                           01/01/06 -
                                           01/01/06        06/30/06         06/30/06
                                        -------------   -------------   ---------------
Actual (2.30% return)                     $1,000.00       $1,023.00          $0.95
Hypothetical (5% annual return before
   expenses)                              $1,000.00       $1,023.72          $0.95

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/367** (TO REFLECT THE ONE-HALF YEAR PERIOD).

**   ADJUSTED TO REFLECT NON-BUSINESS DAY ACCRUALS.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund's management fee and concluded that the fee, compared to the Fund's expense peer group, was sufficiently low, so that, in effect, economics of scale were built into the management fee structure.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

                                                   ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                          ON DATE OF        MATURITY
THOUSANDS                DESCRIPTION                PURCHASE           DATES             VALUE
-------------------------------------------------------------------------------------------------
           Commercial Paper (49.9%)
           ASSET-BACKED - CONSUMER (5.4%)
  $35,000  Park Avenue Receivables Co. LLC*       5.12 - 5.28%  07/03/06 - 07/10/06  $ 34,990,083
   10,000  Regency Markets No. 1 LLC*                 5.04           07/20/06           9,976,483
    5,930  Sheffield Receivables Corp.*               5.48           12/15/06           5,785,135
    9,119  Thames Asset Global Securitization*        5.12           08/07/06           9,074,140
                                                                                     ------------
                                                                                       59,825,841
                                                                                     ------------
           ASSET-BACKED - CDO (1.8%)
   10,000  Davis Square Funding V*                    5.06           07/21/06           9,975,000
   10,000  Davis Square Funding VI*                   5.37           09/07/06           9,902,833
                                                                                     ------------
                                                                                       19,877,833
                                                                                     ------------
           ASSET-BACKED - CORPORATE (12.9%)
   15,000  Atlantis One Funding*                  5.18 - 5.51   10/17/06 - 12/20/06    14,724,750
   43,400  CAFCO LLC*                             5.11 - 5.18   08/01/06 - 08/08/06    43,207,367
   16,645  CIESCO LLC*                                5.38           08/18/06          16,531,426
   20,000  Klio Funding Corp.*                    5.33 - 5.34        07/25/06          19,935,039
    8,000  Klio II Funding Corp.*                     5.33           09/08/06           7,921,685
   15,000  Klio III Funding Corp.*                    5.34           07/25/06          14,951,233
   24,773  Nieuw Amsterdam Receivables Corp.*     5.29 - 5.48   07/17/06 - 09/25/06    24,622,711
                                                                                     ------------
                                                                                      141,894,211
                                                                                     ------------
           ASSET-BACKED - MORTGAGES (6.0%)
   25,000  Mortgage Interest Networking Trust
              Series A1+P1                            5.32           07/03/06          25,000,000
   41,270  Sydney Capital Corp.*                  5.09 - 5.42   07/13/06 - 09/20/06    41,001,022
                                                                                     ------------
                                                                                       66,001,022
                                                                                     ------------
           ASSET-BACKED - SECURITIES (15.9%)
   40,000  Amstel Funding Corp.*                  4.81 - 5.26   08/01/06 - 11/17/06    39,639,740
    6,000  Clipper Receivables Co., LLC*              5.30           07/03/06           6,000,000
    9,600  Curzon Funding LLC*                    5.10 - 5.35   09/20/06 - 11/29/06     9,441,811
   30,000  Galleon Capital LLC*                   5.28 - 5.30        07/03/06          30,000,000
   48,561  Golden Fish LLC*                       5.28 - 5.36   07/18/06 - 08/02/06    48,387,361
   32,000  Grampian Funding LLC*                  5.00 - 5.27   09/13/06 - 11/17/06    31,539,057
   10,000  Scaldis Capital LLC*                       5.12           08/08/06           9,949,450
                                                                                     ------------
                                                                                      174,957,419
                                                                                     ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  ANNUALIZED
PRINCIPAL                                                            YIELD
AMOUNT IN                                                         ON DATE OF         MATURITY
THOUSANDS                        DESCRIPTION                       PURCHASE            DATES             VALUE
------------------------------------------------------------------------------------------------------------------
           ASSET-BACKED - STRUCTURED INVESTMENT VEHICLES (3.9%)
$10,000    CC USA Inc.*                                              4.67%            07/17/06        $  9,982,267
 10,000    Beta Finance*                                             4.68             07/24/06           9,973,342
  8,000    Dorada Finance Inc.*                                      5.05             07/20/06           7,981,149
 15,000    Links Finance LLC*                                     5.22 - 5.24   07/10/06 - 08/04/06     14,966,808
                                                                                                      ------------
                                                                                                        42,903,566
                                                                                                      ------------
           INSURANCE (0.9%)
 10,300    Irish Life & Permanent plc*                               5.11             07/26/06          10,266,768
                                                                                                      ------------
           INTERNATIONAL BANKS (3.1%)
 10,000    Deutsche Bank Financial LLC                               4.62             07/06/06           9,996,238
 14,600    Dexia Delaware LLC                                        5.11       07/25/06 - 08/01/06     14,549,147
 10,000    Societe Generale N.A., Inc.                               5.24            11/20/06            9,801,472
                                                                                                      ------------
                                                                                                        34,346,857
                                                                                                      ------------
           Total Commercial Paper
              (COST $550,073,517)                                                                      550,073,517
                                                                                                      ------------
           Floating Rate Notes (29.1%)
           ASSET-BACKED - STRUCTURED INVESTMENT VEHICLES (3.2%)
 20,000    Beta Finance*                                         5.18 - 5.29+  07/17/06 - 07/25/06++    20,000,235
 15,000    White Pine Finance LLC*                                   5.28+           07/25/06++         14,999,419
                                                                                                      ------------
                                                                                                        34,999,654
                                                                                                      ------------
           BANKING (3.1%)
 34,200    Wells Fargo & Co.                                     5.42 - 5.51+  09/15/06 - 09/25/06++    34,211,636
                                                                                                      ------------
           DOMESTIC BANKS (8.1%)
  5,000    HSBC Bank USA Inc.                                        5.34+           09/14/06++          5,001,293
 30,000    Suntrust Bank                                             5.08+           07/03/06++         30,002,024
 44,300    U.S. Bank, N.A., Cincinnati                           5.13 - 5.34+  07/28/06 - 09/18/06++    44,305,749
 10,000    Wells Fargo Bank, N.A.                                    5.30+           07/03/06++         10,000,000
                                                                                                      ------------
                                                                                                        89,309,066
                                                                                                      ------------
           FINANCE - AUTOMOTIVE (0.2%)
  2,690    Toyota Motor Credit Corp.                                 5.18+           08/25/06++          2,690,021
                                                                                                      ------------
           FINANCIAL CONGLOMERATES (2.6%)
 28,988    General Electric Capital Corp.                        5.08 - 5.53+  07/05/06 - 09/22/06++    29,008,678
                                                                                                      ------------
           INSURANCE (0.5%)
  5,100    John Hancock Global Funding II*                           5.27+           08/23/06++          5,102,677
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF    MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE       DATES        VALUE
----------------------------------------------------------------------------------------------
            INTERNATIONAL BANKS (3.6%)
  $15,000   Barclays Bank plc                             5.07+%     07/05/06++   $ 14,998,326
    9,400   HBOS Treasury Services plc*                   5.12+      07/12/06++      9,405,088
    5,000   Royal Bank of Scotland plc                    5.05+      07/05/06++      4,999,989
   10,000   Westpac Banking Corp.*                        5.27+      08/25/06++     10,007,257
                                                                                  ------------
                                                                                    39,410,660
                                                                                  ------------
            INVESTMENT BANKS/BROKERS (6.4%)
   40,000   Banc of America Securities, LLC*              5.38+      07/03/06++     40,000,000
   30,000   Goldman Sachs Group, Inc. (The)*              5.43+      07/03/06++     30,000,000
                                                                                  ------------
                                                                                    70,000,000
                                                                                  ------------
            MAJOR BANKS (1.4%)
   15,000   State Street Bank & Trust Co.                 5.22+      09/01/06++     15,001,992
                                                                                  ------------
            Total Floating Rate Notes
            (COST $319,734,384)                                                    319,734,384
                                                                                  ------------
            Repurchase Agreements (14.9%)
   73,720   Banc of America Securities, LLC
               (dated 06/30/06; proceeds
               $73,752,560) (a)                           5.30        07/03/06      73,720,000
   90,000   Barclays Capital Inc.
               (dated 06/30/06; proceeds
               $90,039,900) (b)                           5.32        07/03/06      90,000,000
                                                                                  ------------
            Total Repurchase Agreements
            (COST $163,720,000)                                                    163,720,000
                                                                                  ------------
            Certificates of Deposit (6.8%)
            DOMESTIC BANKS (0.5%)
    5,000   Wells Fargo Bank, N.A.                        4.80        01/17/07       5,000,000
                                                                                  ------------
            INTERNATIONAL BANKS (6.3%)
   10,000   BNP Paribas                                   5.20        11/02/06       9,999,157
   10,000   Banco Bilboa Vizcaya Argentaria               5.60        01/03/07       9,950,175
   15,000   Credit Suisse - NY                            5.23        11/03/06      14,967,143

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE            DATES             VALUE
--------------------------------------------------------------------------------------------------------
  $15,000   Deutsche Bank AG                           4.61 - 5.00%  10/16/06 - 02/12/07  $   14,998,439
   10,000   Rabobank Nederland                             4.62            07/05/06           10,000,002
   10,000   Toronto-Dominion Bank                          4.71            07/05/06            9,999,477
                                                                                          --------------
                                                                                              69,914,393
                                                                                          --------------
            Total Certificates of Deposit
            (COST $74,914,393)                                                                74,914,393
                                                                                          --------------
            Total Investments
            (COST $1,108,442,294) (c)                                       100.7%         1,108,442,294
            Liabilities in Excess of Other Assets                            (0.7)            (7,569,722)
                                                                            -----         --------------
            Net Assets                                                      100.0%        $1,100,872,572
                                                                            =====         ==============

----------
*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

+    RATES SHOWN ARE THE RATES IN EFFECT AT JUNE 30, 2006.

++   DATES OF NEXT INTEREST RATE RESET.

(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.00% DUE 06/01/35 VALUED AT $75,194,400.

(b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 05/01/19 - 01/01/36 VALUED AT $91,800,001.

(c)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2006

Assets:
Investments in securities, at value
   (cost $1,108,442,294) (including repurchase agreements of
   $163,720,000)                                                 $1,108,442,294
Interest receivable                                                   3,179,177
Prepaid expenses and other assets                                        77,296
                                                                 --------------
   Total Assets                                                   1,111,698,767
                                                                 --------------
Liabilities:
Payable for:
   Dividends to shareholders                                            465,629
   Investment advisory fee                                               93,907
   Administration fee                                                    46,953
   Transfer agent fee                                                        17
Payable to bank                                                      10,162,705
Accrued expenses and other payables                                      56,984
                                                                 --------------
   Total Liabilities                                                 10,826,195
                                                                 --------------
   Net Assets                                                    $1,100,872,572
                                                                 ==============
Composition of Net Assets:
Paid-in-capital                                                  $1,100,763,272
Accumulated undistributed net investment income                         109,300
                                                                 --------------
   Net Assets                                                    $1,100,872,572
                                                                 ==============
Net Asset Value Per Share
1,100,872,572 SHARES OUTSTANDING (UNLIMITED SHARES
AUTHORIZED OF $.01 PAR VALUE)                                    $         1.00
                                                                 ==============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Interest Income                                                     $37,940,535
                                                                    -----------
Expenses
Investment advisory fee                                                 858,027
Administration fee                                                      429,014
Professional fees                                                        66,708
Registration fees                                                        60,026
Custodian fees                                                           54,461
Shareholder reports and notices                                          53,468
Trustees' fees and expenses                                               9,563
Transfer agent fees and expenses                                          4,143
Other                                                                    61,814
                                                                    -----------
   Total Expenses                                                     1,597,224
Less: expense offset                                                        (14)
                                                                    -----------
   Net Expenses                                                       1,597,210
                                                                    -----------
Net Investment Income                                               $36,343,325
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                              FOR THE YEAR     FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 2006   JUNE 30, 2005
                                                                             --------------   -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                        $   36,343,325   $  16,375,223
Dividends to shareholders from net investment income                            (36,343,325)    (16,375,208)
Net increase (decrease) from transactions in shares of beneficial interest      565,435,631    (400,621,113)
                                                                             --------------   -------------
   Net Increase (Decrease)                                                      565,435,631    (400,621,098)
Net Assets:
Beginning of period                                                             535,436,941     936,058,039
                                                                             --------------   -------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$109,300 AND $109,300, RESPECTIVELY)                                         $1,100,872,572   $ 535,436,941
                                                                             ==============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. Organization and Accounting Policies

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate 0.05% to the Fund's daily net assets.

The Investment Adviser and the Administrator have agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the compensation provided for in the Investment Advisory and Administrative Agreements, as applicable, to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the average daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2006, aggregated $45,562,557,947 and $45,008,479,242, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                 JUNE 30, 2006    JUNE 30, 2005
                                                --------------   --------------
Shares sold                                      4,343,952,613    3,372,493,472
Shares issued in reinvestment of dividends          35,868,542       16,351,360
                                                --------------   --------------
                                                 4,379,821,155    3,388,844,832
Shares redeemed                                 (3,814,385,524)  (3,789,465,945)
                                                --------------   --------------
Net increase (decrease) in shares outstanding      565,435,631     (400,621,113)
                                                ==============   ==============

5. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

7. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets Institutional Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE YEAR ENDED JUNE 30,
                                             -----------------------------------------------
                                               2006      2005      2004      2003      2002
                                             -------   -------   -------   -------   -------
Selected Per Share Data:
Net asset value, beginning of period         $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                             -------   -------   -------   -------   -------
Net income from investment operations          0.041     0.021     0.009     0.014     0.024
Less dividends from net investment income     (0.041)   (0.021)   (0.009)+  (0.014)+  (0.024)+
                                             -------   -------   -------   -------   -------
Net asset value, end of period               $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                             =======   =======   =======   =======   =======
Total Return                                    4.20%     2.09%     0.91%     1.37%     2.45%
Ratios to Average Net Assets:
Total expenses (before expense offset)          0.19%     0.18%     0.18%     0.17%     0.17%
Net investment income                           4.24%     1.97%     0.91%     1.36%     2.40%
Supplemental Data:
Net assets, end of period, in millions       $ 1,101   $   535   $   936   $ 1,148   $ 1,153

----------
+    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Institutional Money Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Active Assets Institutional Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

Active Assets Institutional Money Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                         TERM OF                                         IN FUND
                                         POSITION(S)   OFFICE AND                                        COMPLEX         OTHER
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY    DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*        DURING PAST 5 YEARS**         TRUSTEE***   HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------------  -----------  ----------------
Michael Bozic (65)                       Trustee      Since         Private Investor; Chairman of the      197      Director of
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Insurance Committee (since July                 various business
Counsel to the Independent Trustees                                 2006) and Director or Trustee of                organizations.
1177 Avenue of the Americas                                         the Retail Funds (since April
New York, NY 10036                                                  1994) and the Institutional Funds
                                                                    (since July 2003); formerly Vice
                                                                    Chairman of Kmart Corporation
                                                                    (December 1998-October 2000),
                                                                    Chairman and Chief Executive
                                                                    Officer of Levitz Furniture
                                                                    Corporation (November 1995-
                                                                    November 1998) and President and
                                                                    Chief Executive Officer of Hills
                                                                    Department Stores (May 1991-July
                                                                    1995); formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and Chief
                                                                    Operating Officer (1987-1991) of
                                                                    the Sears Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since         Consultant; Director or Trustee        197      Director of
1031 N. Chartwell Court                               January 1993  of the Retail Funds (since                      Franklin Covey
Salt Lake City, UT 84103                                            January 1993) and the                           (time management
                                                                    Institutional Funds (since July                 systems), BMW
                                                                    2003); member of the Utah                       Bank of North
                                                                    Regional Advisory Board of                      America, Inc.
                                                                    Pacific Corp. (utility company);                (industrial loan
                                                                    formerly Managing Director of                   corporation),
                                                                    Summit Ventures LLC (2000-2004)                 Escrow Bank USA
                                                                    (lobbying and consulting firm);                 (industrial loan
                                                                    United States Senator (R-Utah)                  corporation),
                                                                    (1974-1992) and Chairman, Senate                United Space
                                                                    Banking Committee (1980-1986),                  Alliance (joint
                                                                    Mayor of Salt Lake City, Utah                   venture between
                                                                    (1971-1974), Astronaut, Space                   Lockheed Martin
                                                                    Shuttle Discovery (April 12-19,                 and the Boeing
                                                                    1985), and Vice Chairman,                       Company) and
                                                                    Huntsman Corporation (chemical                  Nuskin Asia
                                                                    company).                                       Pacific
                                                                                                                    (multilevel
                                                                                                                    marketing);
                                                                                                                    member of the
                                                                                                                    board of various
                                                                                                                    civic and
                                                                                                                    charitable
                                                                                                                    organizations.

Wayne E. Hedien (72)                     Trustee      Since         Retired; Director or Trustee of        197      Director of The
c/o Kramer Levin Naftalis & Frankel LLP               September     the Retail Funds (since September               PMI Group Inc.
Counsel to the Independent Trustees                   1997          1997) and the Institutional Funds               (private
1177 Avenue of the Americas                                         (since July 2003); formerly                     mortgage
New York, NY 10036                                                  associated with the Allstate                    insurance);
                                                                    Companies (1966-1994), most                     Trustee and Vice
                                                                    recently as Chairman of The                     Chairman of The
                                                                    Allstate Corporation (March 1993-               Field Museum of
                                                                    December 1994) and Chairman and                 Natural History;
                                                                    Chief Executive Officer of its                  director of
                                                                    wholly-owned subsidiary, Allstate               various other
                                                                    Insurance Company (July                         business and
                                                                    1989-December 1994).                            charitable
                                                                                                                    organizations.

                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                         TERM OF                                         IN FUND
                                         POSITION(S)   OFFICE AND                                        COMPLEX         OTHER
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY    DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**          TRUSTEE***   HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------------  -----------  ----------------
Dr. Manuel H. Johnson (57)               Trustee      Since         Senior Partner, Johnson Smick          197      Director of NVR,
c/o Johnson Smick Group, Inc.                         July 1991     International, Inc., a consulting               Inc. (home
888 16th Street, NW                                                 firm; Chairman of the Audit                     construction);
Suite 740                                                           Committee and Director or Trustee               Director of KFX
Washington, D.C. 20006                                              of the Retail Funds (since July                 Energy; Director
                                                                    1991) and the Institutional Funds               of RBS Greenwich
                                                                    (since July 2003); Co-Chairman                  Capital Holdings
                                                                    and a founder of the Group of                   (financial
                                                                    Seven Council (G7C), an                         holding
                                                                    international economic                          company).
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal Reserve
                                                                    System and Assistant Secretary of
                                                                    the U.S. Treasury

Joseph J. Kearns (63)                    Trustee      Since         President, Kearns & Associates         198      Director of
c/o Kearns & Associates LLC                           July 2003     LLC (investment consulting);                    Electro Rent
PMB754                                                              Deputy Chairman of the Audit                    Corporation
23852 Pacific Coast Highway                                         Committee and Director or Trustee               (equipment
Malibu, CA 90265                                                    of the Retail Funds (since July                 leasing), The
                                                                    2003) and the Institutional Funds               Ford Family
                                                                    (since August 1994); previously                 Foundation, and
                                                                    Chairman of the Audit Committee                 the UCLA
                                                                    of the Institutional Funds                      Foundation.
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J. Paul Getty
                                                                    Trust.

Michael E. Nugent (70)                   Chairman of  Chairman of   General Partner of Triumph             197      None.
c/o Triumph Capital, L.P.                the Board    the Board     Capital, L.P., a private
445 Park Avenue                          and Trustee  (since July   investment partnership; Chairman
New York, NY 10022                                    2006) and     of the Board of the Retail Funds
                                                      Trustee       and Institutional Funds (since
                                                      (since July   July 2006) and Director or
                                                      1991)         Trustee of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since July
                                                                    2001); formerly Chairman of the
                                                                    Insurance Committee (July
                                                                    1991-July 2006) and Vice
                                                                    President, Bankers Trust Company
                                                                    and BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (73)                         Trustee      Since         Chairman of Lumelite Plastics          198      Trustee and
c/o Lumelite Plastics Corporation                     July 2003     Corporation; Chairman of the                    Director of
85 Charles Colman Blvd.                                             Governance Committee and Director               certain
Pawling, NY 12564                                                   or Trustee of the Retail Funds                  investment
                                                                    (since July 2003) and the                       companies in the
                                                                    Institutional Funds (since June                 JPMorgan Funds
                                                                    1992).                                          complex managed
                                                                                                                    by J.P. Morgan
                                                                                                                    Investment
                                                                                                                    Management Inc.

Interested Trustees:

                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                         TERM OF                                         IN FUND
                                         POSITION(S)   OFFICE AND                                        COMPLEX         OTHER
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY    DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**          TRUSTEE***   HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------------  -----------  ----------------
Charles A. Fiumefreddo (73)              Trustee      Since         Director or Trustee of the Retail      197      None.
c/o Morgan Stanley Trust                              July 1991     Funds (since July 1991) and the
Harborside Financial Center                                         Institutional Funds (since July
Plaza Two                                                           2003); formerly Chairman of the
Jersey City, NJ 07311                                               Retail Funds (July 1991-July
                                                                    2006) and the Institutional Funds
                                                                    (July 2003-July 2006) and Chief
                                                                    Executive Officer of the Retail
                                                                    Funds (until September 2002).

James F. Higgins (58)                    Trustee      Since         Director or Trustee of the Retail      197      Director of AXA
c/o Morgan Stanley Trust                              June 2000     Funds (since June 2000) and the                 Financial, Inc.
Harborside Financial Center                                         Institutional Funds (since July                 and The
Plaza Two                                                           2003); Senior Advisor of Morgan                 Equitable Life
Jersey City, NJ 07311                                               Stanley (since August 2000).                    Assurance
                                                                                                                    Society of the
                                                                                                                    United States
                                                                                                                    (financial
                                                                                                                    services).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                              TERM OF
                                                            OFFICE AND
  NAME, AGE AND ADDRESS OF    POSITION(S) HELD WITH          LENGTH OF
     EXECUTIVE OFFICER              REGISTRANT             TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------------   ----------------------   -------------------------------------------------
Ronald E. Robison (67)        President and           President (since         President (since September 2005) and Principal
1221 Avenue of the Americas   Principal Executive     September 2005) and      Executive Officer (since May 2003) of funds in
New York, NY 10020            Officer                 Principal Executive      the Fund Complex; President (since September
                                                      Officer (since May       2005) and Principal Executive Officer (since May
                                                      2003)                    2003) of the Van Kampen Funds; Managing Director,
                                                                               Director and/or Officer of the Investment Adviser
                                                                               and various entities affiliated with the
                                                                               Investment Adviser; Director of Morgan Stanley
                                                                               SICAV (since May 2004). Formerly, Executive Vice
                                                                               President (July 2003 to September 2005) of funds
                                                                               in the Fund Complex and the Van Kampen Funds;
                                                                               President and Director of the Institutional Funds
                                                                               (March 2001 to July 2003); Chief Global Operating
                                                                               Officer of Morgan Stanley Investment Management
                                                                               Inc.; Chief Administrative Officer of Morgan
                                                                               Stanley Investment Advisors Inc.; Chief
                                                                               Administrative Officer of Morgan Stanley Services
                                                                               Company Inc.

J. David Germany (51)         Vice President          Since February 2006      Managing Director and (since December 2005) Chief
Morgan Stanley                                                                 Investment Officer - Global Fixed Income of
Investment Management Ltd.                                                     Morgan Stanley Investment Management; Managing
25 Cabot Square                                                                Director and Director of Morgan Stanley
Canary Wharf, London                                                           Investment Management Ltd.; Vice President (since
United Kingdom E144QA                                                          February 2006) of the Retail and Institutional
                                                                               Funds.

Dennis F. Shea (53)           Vice President          Since February 2006      Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                                                    Investment Officer - Global Equity of Morgan
New York, NY 10020                                                             Stanley Investment Management; Vice President
                                                                               (since February 2006) of the Retail and
                                                                               Institutional Funds. Formerly, Managing Director
                                                                               and Director of Global Equity Research at Morgan
                                                                               Stanley.

Barry Fink (51)               Vice President          Since February 1997      Managing Director and General Counsel of Morgan
1221 Avenue of the Americas                                                    Stanley Investment Management; Managing Director
New York, NY 10020                                                             of the Investment Adviser and various entities
                                                                               affiliated with the Investment Adviser; Vice
                                                                               President of the Retail Funds and (since
                                                                               July 2003) the Institutional Funds. Formerly,
                                                                               Secretary, General Counsel and/or Director of the
                                                                               Investment Adviser and various entities
                                                                               affiliated with the Investment Adviser; Secretary
                                                                               and General Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President          Since July 2004          Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                    Investment Management of Morgan Stanley
New York, NY 10020                                                             Investment Management (since July 2004); Vice
                                                                               President of the Retail Funds and the
                                                                               Institutional Funds (since July 2004); Vice
                                                                               President of the Van Kampen Funds (since
                                                                               August 2004); Secretary (since February 2006) and
                                                                               Managing Director (since July 2004) of the
                                                                               Investment Adviser and various entities
                                                                               affiliated with the Investment Adviser. Formerly,
                                                                               Managing Director and General Counsel - Americas,
                                                                               UBS Global Asset Management (July 2000 to
                                                                               July 2004).

Carsten Otto (42)             Chief Compliance        Since October 2004       Managing Director and U.S. Director of Compliance
1221 Avenue of the Americas   Officer                                          for Morgan Stanley Investment Management (since
New York, NY 10020                                                             October 2004); Managing Director and Chief
                                                                               Compliance Officer of Morgan Stanley Investment
                                                                               Management. Formerly, Assistant Secretary and
                                                                               Assistant General Counsel of the Retail Funds.

                                                              TERM OF
                                   POSITION(S)              OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH                LENGTH OF
     EXECUTIVE OFFICER              REGISTRANT             TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------------   ----------------------   -------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President          Since July 2003          Executive Director of the Investment Adviser and
1221 Avenue of the Americas                                                    various entities affiliated with the Investment
New York, NY 10020                                                             Adviser; Vice President of the Retail Funds
                                                                               (since July 2002) and the Institutional Funds
                                                                               (since December 1997). Formerly, Secretary of
                                                                               various entities affiliated with the Investment
                                                                               Adviser.

Francis J. Smith (40)         Treasurer and Chief     Treasurer (since         Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust      Financial Officer       July 2003) and Chief     various entities affiliated with the Investment
Harborside Financial Center                           Financial Officer        Adviser; Treasurer and Chief Financial Officer of
Plaza Two                                             (since September 2002)   the Retail Funds (since July 2003). Formerly,
Jersey City, NJ 07311                                                          Vice President of the Retail Funds (September
                                                                               2002 to July 2003).

Mary E. Mullin (39)           Secretary               Since July 2003          Executive Director of the Investment Adviser and
1221 Avenue of the Americas                                                    various entities affiliated with the Investment
New York, NY 10020                                                             Adviser; Secretary of the Retail Funds (since
                                                                               July 2003) and the Institutional Funds (since
                                                                               June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

                                                            MORGAN STANLEY FUNDS

                                                                   ACTIVE ASSETS
                                                                   INSTITUTIONAL
                                                                     MONEY TRUST

                                                                   Annual Report
                                                                   June 30, 2006

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                                                       AVIRPT-RA06-00700P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $26,720                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   531(2)      $5,190,300(2)
   TAX FEES                                     $ 5,000(3)      $2,044,491(4)
   ALL OTHER FEES                               $    --         $       --
TOTAL NON-AUDIT FEES                            $ 5,531         $7,234,791

TOTAL                                           $32,251         $7,234,791

2005

                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $26,935                  N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   540(2)      $3,215,745(2)
   TAX FEES                                     $ 4,977(3)      $   24,000(4)
   ALL OTHER FEES                               $    --         $       --
TOTAL NON-AUDIT FEES                            $ 5,517         $3,239,745

TOTAL                                           $32,452         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

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(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS

          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS

          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006